Trade Receivables, Net (Details) - Schedule of trade receivables, net - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivables, net [Abstract]
In NIS		$ 16,093	$ 10,756
In USD		18,736	11,219
Total open accounts		34,829	21,975
Checks receivable		333	133
Trade receivables, gross		35,162	22,108
Less allowance for doubtful accounts	[1]
Total Trade receivables, net		$ 35,162	$ 22,108

[1]	As of December 2021and, 2020 no allowance for doubtful accounts was recognized.